ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE NET

Accounts receivable, net consists of the following:

	As of December 31,
	2023	2024
Accounts receivable*	$19,202,976	$28,567,980
Provision for credit losses	(207,499)	(188,432)
Accounts receivable, net	$18,995,477	$28,379,548

*	$3,914,532 and $4,025,547 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2023 and December 31, 2024 (Note 10).